Marketable Securities and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Unrealized Gain (Loss) on Investments [Abstract]
Unrealized Gain (Loss) on Investments [Table Text Block]
Below is a summary of our marketable securities portfolio as of December 31, 2014 and 2013.

	As of December 31, 2014			As of December 31, 2013
		GAAP	Unrealized		GAAP	Unrealized
	Fair Value	Cost	Gain	Fair Value	Cost	Gain
Equity securities:
Lexington Realty Trust	$202,789	$72,549	$130,240	$188,567	$72,549	$116,018
Other	3,534	-	3,534	3,350	59	3,291
	$206,323	$72,549	$133,774	$191,917	$72,608	$119,309